Commitments and Contingencies Commitments and Contingencies (Details) (USD $)		6 Months Ended	12 Months Ended																				0 Months Ended			6 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 Principal Owners and Affiliates [Member]	Dec. 31, 2011 Principal Owners and Affiliates [Member]	Dec. 31, 2010 Principal Owners and Affiliates [Member]	Jun. 30, 2012 ACF [Member]	Dec. 31, 2011 ACF [Member]	Dec. 31, 2010 ACF [Member]	Jun. 30, 2012 Starfire Holding Corporation [Member]	Dec. 31, 2011 Starfire Holding Corporation [Member]	Jun. 30, 2012 Railcar Segment [Member] ARI [Member] ARI Joint Venture [Member]	Dec. 31, 2011 Railcar Segment [Member] ARI [Member] ARI Joint Venture [Member]	Aug. 05, 2009 Railcar Segment [Member] ARI [Member] ARI Joint Venture [Member]	Jun. 30, 2012 Railcar Segment [Member] ARI [Member] ARI Joint Venture [Member] Term Loan [Member]	Dec. 31, 2011 Railcar Segment [Member] ARI [Member] ARI Joint Venture [Member] Term Loan [Member]	Jun. 30, 2012 Railcar Segment [Member] ARI [Member] ARI Joint Venture [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Railcar Segment [Member] ARI [Member] ARI Joint Venture [Member] Revolving Credit Facility [Member]	Jun. 30, 2012 Automotive Segment [Member]	Dec. 31, 2011 Automotive Segment [Member]	Dec. 31, 2010 Automotive Segment [Member]	Dec. 29, 2009 Tropicana [Member] Exit Facility [Member]	Mar. 08, 2010 Tropicana [Member] Exit Facility [Member] Term Loan [Member]	Mar. 08, 2010 Tropicana [Member] Exit Facility [Member] Revolving Credit Facility [Member]	Aug. 12, 2010 Tropicana [Member] Gaming Segment [Member]	Mar. 08, 2010 Investment Funds [Member] Exit Facility [Member] Term Loan [Member]	Mar. 08, 2010 Investment Funds [Member] Exit Facility [Member] Revolving Credit Facility [Member]	Jun. 30, 2012 CVR Energy, Inc. [Member] Energy Segment [Member]	Jun. 30, 2012 PSC Metals [Member] Metals Segment [Member]	Dec. 31, 2011 PSC Metals [Member] Metals Segment [Member]	Dec. 31, 2010 PSC Metals [Member] Metals Segment [Member]	Jun. 30, 2012 PSC Metals [Member] Metals Segment [Member] Cleveland OH Scrap Processing Facility [Member] scrap_processing_facilities	Dec. 31, 2011 PSC Metals [Member] Metals Segment [Member] Cleveland OH Scrap Processing Facility [Member] scrap_processing_facilities	Jun. 30, 2012 Federal-Mogul [Member] Automotive Segment [Member]	Dec. 31, 2011 Federal-Mogul [Member] Automotive Segment [Member]	Dec. 31, 2010 Federal-Mogul [Member] Automotive Segment [Member]	Jun. 30, 2012 WPH [Member] Home Fashion Segment [Member]	Dec. 31, 2011 WPH [Member] Home Fashion Segment [Member]	Dec. 31, 2010 WPH [Member] Home Fashion Segment [Member]	Jun. 30, 2012 Icahn Enterprises G.P. [Member] Principal Owners and Affiliates [Member]	Dec. 31, 2011 Icahn Enterprises G.P. [Member] Principal Owners and Affiliates [Member]	Dec. 31, 2011 CRNF [Member] Energy Segment [Member]	Dec. 31, 2010 CRNF [Member] Energy Segment [Member]	Dec. 31, 2009 CRNF [Member] Energy Segment [Member]	Dec. 31, 2008 CRNF [Member] Energy Segment [Member]	Dec. 31, 2011 Icahn Enterprises Holdings [Member]	Dec. 31, 2011 Minimum [Member] Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member]
Loss Contingencies [Line Items]
Capital Lease Obligations	$ 2,000,000
Average increase in annual property tax expense																																								11,000,000	12,000,000	11,000,000	11,000,000
Term Loan Facility													60,000,000	60,000,000							130,000,000
Term Loan Facility, discount percentage																					7.00%
Line of credit facility															10,000,000	10,000,000						20,000,000
Percentage of loan to joint venture held												50.00%								50.00%				50.00%
Funding commitment, percentage of loan										50.00%	50.00%														100.00%
Accrued environmental liabilities																	15,000,000	16,000,000	19,000,000								28,000,000	30,000,000	28,000,000						1,000,000	1,000,000	1,000,000
Negotiated settlement to resolve Port Refinery environmental matter																											225,000
Possible material additional losses, above and beyond best estimate of required remediation costs																																41,000,000	41,000,000
Asset Retirement Obligation																																21,000,000	22,000,000	25,000,000
Outstanding balance of loans due from ARI Joint Venture to ARI										37,000,000	37,000,000
Funding commitment, remaining obligation										3,000,000	4,000,000
Compensatory damages sought																							100,000,000			18,500,000
Number of scrap processing facilities requiring refrigerant extraction services																														11	11
Number of years refrigerant extraction services must be offered at scrap processing facilities																														4 years	4 years
Costs associated with required injunctive relief, low estimate																														800,000	800,000
Costs associated with required injunctive relief, high estimate																														1,700,000	1,700,000
Civil penalty assessed and paid																															199,000
Affiliate ownership in parent company general partner																																						100.00%	100.00%
Affiliate ownership interest		93.00%	92.60%	92.60%																																								99.00%	80.00%
Defined Benefit Plan, Funded status of plan					134,000,000	112,000,000	103,000,000
Ownership Percentage by Mr. Icahn								100.00%	100.00%
Subsidiary Indemnity Agreement, Pension Funding Contingencies As A Result of Being In The Controlled Group, Distribution Limitation, Net Worth Floor								250,000,000	250,000,000
Future minimum leases payments under operating leases
2012	56,000,000																									5,000,000
2013	50,000,000																									9,000,000
2014	40,000,000																									7,000,000
2015	30,000,000																									6,000,000
2016	26,000,000																									5,000,000
Thereafter	103,000,000																									8,000,000
Total future minimum lease payments under operating leases	$ 305,000,000																									$ 40,000,000